B A R O N

F U N D S®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Supplement dated October 15, 2010 to Prospectus dated April 28, 2010

Effective December 31, 2010, the Prospectus of the Baron Funds® (the “Funds”) is modified as follows:

All references to “Baron Retirement Income Fund” in the Prospectus are changed to “Baron Focused Growth Fund.”

The ticker symbols for Baron Focused Growth Fund on the cover page and back cover page of the Prospectus are hereby deleted and replaced with “BFGFX” and “BFGIX” for Retail Shares and Institutional Shares, respectively.

On page 11 of the Prospectus, the second paragraph under “Principal Investment Strategies of the Fund,” which reads: “The Fund intends to make an annual distribution equal to a minimum of 4% of the Fund’s net assets per share measured as of December 31 of the preceding year (the “Distribution Policy”). The Distribution Policy may be changed by the Board upon notice to investors. However, as the value of the Fund will fluctuate, an investor’s principal investment and corresponding annual distribution could decrease in value in any given year.” is hereby deleted.

On page 11 of the Prospectus, the third paragraph under “Principal Investment Strategies of the Fund,” which reads: “Investors who sell their Fund shares before the annual distribution date will not receive an annual distribution.” is hereby deleted.

On page 12 of the Prospectus, the “Distribution Policy.” risk is hereby deleted.

On page 45 of the Prospectus, “Baron Focused Growth Fund,” is inserted before “Baron International Growth Fund.” in the first sentence of the first paragraph under “Dividends and Distributions.”

On page 45 of the Prospectus, the second paragraph under “Dividends and Distributions,” which reads: “Baron Retirement Income Fund has a distribution policy, which may be changed at any time by the Board upon notice to investors, of paying a minimum annual distribution of 4% of Baron Retirement Income Fund’s net assets per share measured as of December 31 of the preceding year. Depending on the amount of capital gains in a given year, the annual distribution may exceed 4%. Unless you instruct the Fund otherwise, your annual distribution will be reinvested in the Fund. The Adviser anticipates that the annual distributions will be characterized as either dividend income, capital gains or return of capital, or some combination thereof. Each investor should consider the tax implications of the distribution. Investors who sell their position in the Fund before the record date set for the annual distribution will not receive an annual distribution. The record date will be posted on the Baron Funds® website. There are no charges on reinvestments. After every distribution, the value of a share is automatically reduced by the amount of the distribution. If you have instructed the Fund not to reinvest your distribution and the postal or other delivery service is unable to deliver checks to your address of record, your distribution will be reinvested in additional shares at the NAV next determined after the check is returned to the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.” is hereby deleted.

This information supplements the Prospectus dated April 28, 2010. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

B A R O N

F U N D S®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Supplement dated October 15, 2010

to Statement of Additional Information dated April 28, 2010

Effective December 31, 2010, the Statement of Additional Information of the Baron Funds® (the “Funds”) is modified as follows:

All references to “Baron Retirement Income Fund” in the Statement of Additional Information are changed to “Baron Focused Growth Fund.”

The ticker symbols on the cover page of the Statement of Additional Information are hereby deleted and replaced with “BFGFX” and “BFGIX” for Retail Shares and Institutional Shares, respectively.

On page 3 of the Statement of Additional Information, the second sentence of the first full paragraph under “Investment Strategies and Risks.”, which reads as follows: “Baron Retirement Income Fund also intends to make annual distributions equal to a minimum of 4% of the Fund’s net assets per share measured as of December 31 of the preceding year.” is hereby deleted.

This information supplements the Statement of Additional Information dated April 28, 2010. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.